The Eaton Vance Special Investment Trust
For the Investors Portfolio

[Logo]

Annual Shareholder Report
December 31, 1995

Investment Adviser of Investors Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                             INVESTORS PORTFOLIO
                           PORTFOLIO OF INVESTMENTS

                              DECEMBER 31, 1995
-----------------------------------------------------------------------------
                   COMMON STOCKS - 59.2%
-----------------------------------------------------------------------------
NAME OF COMPANY                            SHARES           VALUE
-----------------------------------------------------------------------------
AUTOMOTIVE - 1.3%
Ford Motor Co.                                120,000      $  3,480,000
                                                           ------------

BANKS - 3.5%

Chase Manhattan Corp.                         100,000      $  6,062,500
Chemical Banking Corp.                         61,200         3,595,500
                                                           ------------
                                                           $  9,658,000
                                                           ------------
BEVERAGES - 2.7%
Coca-Cola Co.                                  40,000      $  2,970,000
PepsiCo, Inc.                                  80,000         4,470,000
                                                           ------------
                                                           $  7,440,000
                                                           ------------
BROADCASTING & CABLE - 1.1%

Capital Cities/ABC, Inc.                       25,000      $  3,084,375
                                                           ------------
CHEMICALS - 3.0%
Monsanto Corp.                                 40,000      $  4,900,000
Praxair, Inc.                                 100,000         3,362,500
                                                           ------------
                                                           $  8,262,500
                                                           ------------
COMPUTER & BUSINESS EQUIPMENT - 1.3%
Xerox Corp.                                    27,000      $  3,699,000
                                                           ------------
COMPUTER SOFTWARE - 0.5%
Novell, Inc.*                                  98,500      $  1,403,625
                                                           ------------
DRUGS - 3.8%
Astra AB, A Free Shares                       230,000      $  9,196,919
Pfizer, Inc.                                   18,900         1,190,700
                                                           ------------
                                                           $ 10,387,619
                                                           ------------
ELECTRIC UTILITIES - 2.5%
New England Electric System                    90,000      $  3,566,250
The Southern Co.                              140,000         3,447,500
                                                           ------------
                                                           $  7,013,750
                                                           ------------
ELECTRICAL EQUIPMENT - 1.0%
AMP, Inc.                                      70,000      $  2,686,250
                                                           ------------
ELECTRONICS - SEMICONDUCTORS - 2.3%
MEMC Electronic Materials, Inc.*               89,000      $  2,903,625
Intel Corp.                                    60,000         3,405,000
                                                           ------------
                                                           $  6,308,625
                                                           ------------
FINANCIAL - MISCELLANEOUS - 4.3%
Federal National Mortgage Association          40,000      $  4,965,000
MBNA Corp.                                    100,000         3,687,500
MGIC Investment Corp.                          60,000         3,255,000
                                                           ------------
                                                           $ 11,907,500
                                                           ------------
FOOD - 0.7%
Nestle SA                                       1,620      $  1,790,179
                                                           ------------
HOUSEHOLD PRODUCTS - 0.9%
Kimberly Clark Corp.                           31,200      $  2,581,800
                                                           ------------
INFORMATION SERVICES - 2.0%
Reuters Holdings, PLC, ADR                    100,000      $  5,512,500
                                                           ------------
INSURANCE - 1.7%
General Re Corp.                               30,000      $  4,650,000
                                                           ------------
MACHINERY - 1.7%
Deere & Co.                                   135,000      $  4,758,750
                                                           ------------
MEDICAL PRODUCTS - 1.6%
Sofamor Danek Group, Inc.*                    160,000      $  4,540,000
                                                           ------------
METALS & MINING - 1.2%
J & L Specialty Steel, Inc.                   175,000      $  3,281,250
                                                           ------------
NATURAL GAS UTILITIES - 1.2%
National Fuel Gas Co.                         100,000      $  3,362,500
                                                           ------------
OIL & GAS - EXPLORATION & PRODUCTION - 3.4%
Anadarko Petroleum Corp.                       90,000      $  4,871,250
Triton Energy Corp.                            80,000         4,590,000
                                                           ------------
                                                           $  9,461,250
                                                           ------------
OIL & GAS - INTEGRATED - 3.6%
Exxon Corp.                                    58,640      $  4,698,530
Mobil Corp.                                    20,000         2,240,000
Phillips Petroleum Co.                         90,000         3,071,250
                                                           ------------
                                                           $ 10,009,780
                                                           ------------
PAPER & FOREST PRODUCTS - 1.5%
Plum Creek Timber Co. LP                       90,000      $  2,148,750
Rayonier, Inc.                                 60,000         2,002,500
                                                           ------------
                                                           $  4,151,250
                                                           ------------
PHOTOGRAPHY - 1.6%
Eastman Kodak Co.                              65,000      $  4,355,000
                                                           ------------
PUBLISHING - 1.3%
McGraw-Hill, Inc.                              40,000      $  3,485,000
                                                           ------------
REITS - 4.3%
Chateau Properties, Inc.                       75,000      $  1,687,500
Colonial Properties Trust                      80,000         2,040,000
Equity Residential Properties Trust           101,400         3,105,375
ROC Communities, Inc.                         116,250         2,790,000
Security Capital Industrial Trust              37,000           647,500
Shurgard Storage Centers, Inc.                 61,000         1,647,000
                                                           ------------
                                                           $ 11,917,375
                                                           ------------
RETAIL - SPECIALTY - 1.4%
The Home Depot, Inc.                           80,000      $  3,830,000
                                                           ------------
SPECIALTY CHEMICALS & MATERIALS - 0.5%
Loctite Corp.                                  28,300      $  1,344,250
                                                           ------------
TELEPHONE UTILITIES - 3.3%
Ameritech Corp.                                80,448      $  4,746,433
Frontier Corp.                                150,000         4,500,000
                                                           ------------
                                                           $  9,246,433
                                                           ------------
TRANSPORTATION - 0.0%
Canadian National Railway*                      1,200      $     18,000
                                                           ------------
    TOTAL COMMON STOCKS
     (IDENTIFIED COST, $103,848,344)                       $163,626,561
                                                           ------------
-----------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCK - 1.2%
-----------------------------------------------------------------------------
NAME OF COMPANY
-----------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%            125,000      $  3,406,250
                                                           ------------
    TOTAL CONVERTIBLE PREFERRED STOCK
      (IDENTIFIED COST, $2,872,500)                        $  3,406,250
                                                           ------------
-----------------------------------------------------------------------------
                        PREFERRED STOCK - 1.1%
-----------------------------------------------------------------------------
NAME OF COMPANY                            SHARES           VALUE
-----------------------------------------------------------------------------
Bank of Boston, Series C,
  Adjustable Rate                              37,600      $  3,083,200
                                                           ------------
    TOTAL PREFERRED STOCK
      (IDENTIFIED COST, $1,815,525)                        $  3,083,200
                                                           ------------
----------------------------------------------------------------------------
                        CONVERTIBLE BOND - 0.4%
----------------------------------------------------------------------------
                                         FACE AMOUNT
NAME OF COMPANY                          (000'S OMITTED)           VALUE
----------------------------------------------------------------------------
Browning Ferris Industries,
  6.25s, 8/15/12                              $ 1,000      $  1,002,500
                                                           ------------
    TOTAL CONVERTIBLE BOND
      (IDENTIFIED COST, $897,856)                          $  1,002,500
                                                           ------------
----------------------------------------------------------------------------
               U.S. TREASURY/AGENCY OBLIGATIONS - 18.4%
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  Series 1033-E, PAC, 8.10s, 12/15/04         $   723      $    732,340
Federal Home Loan Mortgage Corp.,
  Series 59-D, PAC, 9.70%, 1/15/16              3,147         3,237,431
Federal Home Loan Mortgage Corp.,
  Series 34-C, PAC, 9s, 11/15/19                  681           706,649
Federal Home Loan Mortgage Corp.,
  7.95%, 5/15/20                                3,236         3,279,768
Federal Home Loan Mortgage Corp.,
  Series 41-F, PAC, 10s, 5/15/20                2,325         2,587,283
Federal National Mortgage Association,
  7.50s, 5/25/19                                2,678         2,714,839
Federal National Mortgage Association,
  Series 1990 82-K, PAC,
  8.50s, 7/25/19                                2,924         2,963,186
Federal National Mortgage Association,
  Series 1990 24-E, PAC, 9s, 3/25/20            2,000         2,153,120
U.S. Treasury Notes, 4.625s, 2/15/96            2,750         2,748,268
U.S. Treasury Notes, 7.875s, 2/15/96           10,500        10,536,078
U.S. Treasury Notes, 7.625s, 4/30/96            3,000         3,022,500
U.S. Treasury Notes, 7.375s, 11/15/97           1,800         1,868,058
U.S. Treasury Notes, 8.125s, 2/15/98            3,000         3,172,500
U.S. Treasury Notes, 7.5s, 5/15/02             10,000        11,087,500
                                                           ------------
    TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (IDENTIFIED COST, $49,456,986)                       $ 50,809,520
                                                           ------------
----------------------------------------------------------------------------
                        CORPORATE BONDS - 14.1%
----------------------------------------------------------------------------
                                         FACE AMOUNT
NAME OF COMPANY                          (000'S OMITTED)           VALUE
----------------------------------------------------------------------------
American General Finance Corp.,
  8.125s, 8/15/09                             $ 2,460      $  2,823,440
Bell Telephone Co. PA, 8.35s, 12/15/30          3,000         3,768,420
Chesapeake Potomac Telephone MD,
  8s, 10/15/29                                  1,500         1,794,690
Chesapeake Potomac Telephone MD, 8.30s,
  8/1/31                                        1,975         2,420,935
Chesapeake Potomac Telephone VA,
  8.38s, 10/1/29                                1,500         1,878,570
Dayton Hudson, Medium Term Note, 9.50s,
  6/10/15                                         650           828,035
Dayton Hudson, Medium Term Note, 9.35s,
  6/16/20                                       2,590         3,191,890
Eaton Corp., 8s, 8/15/06                        1,000         1,148,930
General Electric Capital Corp.,
  8.625s, 6/15/08                                 330           400,947
General Motors Corp., 8.80s, 3/1/21             2,000         2,465,060
General Motors Corp., Medium Term Note,
  9.45s, 11/1/11                                3,000         3,774,540
Inter American Development Bank,
  8.875s, 6/1/09                                3,000         3,827,040
Inter American Development Bank,
  8.40s, 9/1/09                                   500           614,740
New England Telephone & Telegraph Co.,
  7.875s, 11/15/29                                360           423,666
Pitney Bowes Credit Corp.,
  9.25s, 6/15/08                                1,650         2,069,711
Pitney Bowes Credit Corp.,
  8.55%, 9/15/09                                  500           604,495
Procter & Gamble Co., 8s, 10/15/29              2,345         2,798,476
Seagram (Joseph) & Sons, 9.65s, 8/15/18         1,400         1,813,630
Torchmark Corp., 8.25s, 8/15/09                 1,000         1,147,140
TRW Inc., Medium Term Note,
  9.35%, 6/4/20                                   800         1,065,240
                                                           ------------
    TOTAL CORPORATE BONDS
      (IDENTIFIED COST, $34,731,739)                       $ 38,859,595
                                                           ------------
----------------------------------------------------------------------------
                     SHORT-TERM OBLIGATIONS - 5.0%
----------------------------------------------------------------------------
                                         FACE AMOUNT
NAME OF COMPANY                          (000'S OMITTED)           VALUE
----------------------------------------------------------------------------
Ford Motor Credit Corp., 5.91s, 1/3/96         $4,600      $  4,597,731
General Electric Capital Corp.,
  5.8s, 1/3/96                                  5,780         5,777,206
Melville Corp., 5.9s, 1/2/96                    3,420         3,418,879
                                                           ------------
    TOTAL SHORT-TERM OBLIGATIONS, AT
      AMORTIZED COST                                       $ 13,793,816
                                                           ------------
    TOTAL INVESTMENTS - 99.4%
      (IDENTIFIED COST, $207,416,766)                      $274,581,442
    OTHER ASSETS, LESS LIABILITIES - 0.6%                     1,793,358
                                                           ------------
    NET ASSETS - 100%                                      $276,374,800
                                                           ============
*Non-income producing security.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust.
PAC -- Planned Amortization Class.

    The accompanying notes are an integral part of the financial statements

                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $207,416,766)                                                $274,581,442
  Cash                                                                  3,199
  Interest receivable                                               1,344,421
  Dividends receivable                                                454,486
  Tax reclaim receivable                                                5,786
  Deferred organization expenses (Note 1D)                              8,977
                                                                 ------------
      Total assets                                               $276,398,311
LIABILITIES:
  Payable to affiliates --
    Trustees' fees                                      $ 5,000
  Accrued expenses and other liabilities                 18,511
                                                        -------
      Total liabilities                                                23,511
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $276,374,800
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $209,210,124
  Unrealized appreciation of investments (computed on
    the basis of identified cost)                                  67,164,676
                                                                 ------------
      Total net assets                                           $276,374,800
                                                                 ============

    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                                                           YEAR ENDED
                                                   ---------------------------
                                                   DECEMBER 31,   JANUARY 31,
                                                      1995*          1995
                                                   ------------  -------------
INVESTMENT INCOME (NOTE 1B):
    Interest income                                $  6,252,081  $  6,511,359
    Dividend income (net of withholding tax of
      $45,080 and $23,221, respectively)              4,053,689     4,385,712
                                                   ------------  ------------
      Total income                                 $ 10,305,770  $ 10,897,071
                                                   ------------  ------------
  Expenses --
    Investment adviser fee (Note 3)                $  1,418,502  $  1,375,751
    Compensation of Trustees not members of the
      Investment Adviser's
        organization (Note 3)                            11,324        15,858
    Custodian fee (Note 3)                              126,583       114,290
    Printing                                                195         1,811
    Legal and accounting services                        40,902        31,953
    Registration fees                                       635           273
    Amortization of organization expenses
     (Note 1D)                                            2,922         3,194
    Miscellaneous                                        12,397         1,995
                                                   ------------  ------------
      Total expenses                                  1,613,460     1,545,125
                                                   ------------  ------------
        Net investment income                      $  8,692,310  $  9,351,946
                                                   ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investment transactions
    (identified cost basis)                        $  9,116,976  $  1,467,119
  Change in unrealized appreciation on
    investments                                      43,494,132   (20,681,070)
                                                   ------------  ------------
      Net realized and unrealized gain (loss) on
        investments                                  52,611,108   (19,213,951)
                                                   ------------  ------------
        Net increase (decrease) in net assets
          resulting from operations                $ 61,303,418  $ (9,862,005)
                                                   ============  ============

*For the eleven month period ended December 31, 1995 (Note 6).

    The accompanying notes are an integral part of the financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                   YEAR ENDED JANUARY 31,
                               YEAR ENDED       ------------------------------
                          DECEMBER 31, 1995**        1995           1994*
                          --------------------  --------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations --
    Net investment
     income                      $  8,692,310    $  9,351,946    $  2,135,513
    Net realized gain on
     investment transactions        9,116,976       1,467,119       3,127,776
    Change in unrealized
     appreciation of
     investments                   43,494,132     (20,681,070)      3,139,232
                                 ------------    ------------    ------------
      Net increase
        (decrease) in
        net assets from
        operations               $ 61,303,418    $ (9,862,005)   $  8,402,521
                                 ------------    ------------    ------------
  Capital transactions --
    Contributions                $ 32,319,917    $ 29,380,822    $230,439,927
    Withdrawals                   (34,406,030)    (32,695,351)     (8,608,439)
                                 ------------    ------------    ------------
      Increase
        (decrease) in
        net assets
        resulting from
        capital
        transactions             $ (2,086,113)   $ (3,314,529)   $221,831,488
                                 ------------    ------------    ------------
        Total increase
         (decrease) in
         net assets              $ 59,217,305    $(13,176,534)   $230,234,009
NET ASSETS:
  At beginning of year            217,157,495     230,334,029         100,020
                                 ------------    ------------    ------------
  At end of year                 $276,374,800    $217,157,495    $230,334,029
                                 ============    ============    ============

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                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                                   YEAR ENDED JANUARY 31,
                               YEAR ENDED       ------------------------------
                          DECEMBER 31, 1995**        1995           1994*
                          --------------------  --------------  --------------
RATIOS (to average daily
  net assets):
  Expenses                             0.71%+       0.70%           0.69%+
  Net investment income                3.83%+       4.25%           3.69%+
PORTFOLIO TURNOVER                       47%          28%             15%

  + Computed on an annualized basis.
  * For the period from the start of business, October 28, 1993, to January 31, 1994.
 ** For the eleven month period ended December 31, 1995 (Note 6).

    The accompanying notes are an integral part of the financial statements

                         -----------------------------
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1995

------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Investors Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company, which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on October 28, 1993, with the acquisition of securities and other assets of $221,294,780 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt investments (other than mortgage-backed "pass-through" securities) are valued at prices furnished by a pricing service. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Short-term obligations maturing in 60 days or less, are valued at amortized cost, which approximates value. All other investments are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion or amortization of premium or discount on debt investments. Dividend income is recorded on the ex-dividend date. Dividend income may include distributions that represent returns of capital for federal income tax purposes.

C. FEDERAL TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

E. SECURITY TRANSACTIONS -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis.

-----------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $81,054,092 and $82,289,447, respectively. Purchases and sales of U.S. Government securities aggregated $31,432,461 and $31,781,676, respectively.

------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the eleven month period ended December 31, 1995, the fee was equivalent to 0.625% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,418,502. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the Statement of Operations. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in the value of investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $206,943,275
                                                                 ============
      Gross unrealized appreciation                              $ 68,284,609
      Gross unrealized depreciation                                   646,442
                                                                 ------------
        Net unrealized appreciation                              $ 67,638,167
                                                                 ============

------------------------------------------------------------------------------
(6) CHANGE IN FISCAL YEAR END
The Portfolio changed its fiscal year end from January 31, to December 31, effective December 31, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND INVESTORS OF
INVESTORS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Investors Portfolio, including the portfolio of investments, as of December 31, 1995, the related statement of operations for the eleven month period then ended and for the year ended January 31, 1995 and the statement of changes in net assets and supplementary data for the eleven month period then ended, for the year ended January 31, 1995, and for the period from October 28, 1993 (start of business) to January 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investors Portfolio as of December 31, 1995, the results of its operations for the eleven months then ended and for the year ended January 31, 1995, and the changes in its net assets and the supplementary data for the eleven month period then ended, for the year ended January 31, 1995 and for the period from October 28, 1993 (start of business) to January 31, 1994, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

INVESTMENT MANAGEMENT FOR INVESTORS PORTFOLIO

OFFICERS                                    INDEPENDENT TRUSTEES

JAMES B. HAWKES                             DONALD R. DWIGHT
Vice President, Trustee                     President, Dwight Partners, Inc.
                                            Chairman, Newspapers of New England,
M. DOZIER GARDNER                           Inc.
President, Trustee
                                            SAMUEL L. HAYES, III
MICHAEL B. TERRY                            Jacob H. Schiff Professor of
Vice President                              Investment Banking,
                                            Harvard University Graduate School
THOMAS E. FAUST, JR.                        of Business Administration
Vice President and
Portfolio Manager                           NORTON H. REAMER
                                            President and Director, United Asset
JAMES L. O'CONNOR                           Management Corporation
Treasurer
                                            JOHN L. THORNDIKE
THOMAS OTIS                                 Vice President and Director,
Secretary                                   Fiduciary Company Incorporated

                                            JACK L. TREYNOR
                                            Investment Adviser and Consultant